Balance sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized shares	125,000,000	17,000,000	216,666
Common stock, issued shares	23,803,282	4,526	1,083
Common stock, outstanding shares	23,803,282	4,526	1,083
Series One convertible preferred stock
Preferred stock, designated shares		2,000,000
Preferred stock, issued shares		1,483,337
Preferred stock, outstanding shares		1,483,337
Series Two convertible preferred stock
Preferred stock, designated shares		13,750,000
Preferred stock, issued shares		10,701,405
Preferred stock, outstanding shares		10,701,405
Series Three convertible preferred stock
Preferred stock, designated shares		13,750,000
Preferred stock, issued shares		2,853,517
Preferred stock, outstanding shares		2,853,517
Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares		156,995,095	156,995,095
Preferred stock, undesignated shares	5,000,000
Preferred stock, issued shares	0
Preferred stock, outstanding shares	0